Note 4 - Loans and Related Allowance for Loan Losses (Details) - Primary Segments of the Loan Portfolio - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loans:
Individually evaluated for impairment	$ 13,681	$ 14,368
Collectively evaluated for impairment	520,029	456,216
Total loans	533,710	470,584
Commercial and Industrial [Member]
Loans:
Individually evaluated for impairment	1,808	1,393
Collectively evaluated for impairment	40,728	33,535
Total loans	42,536	34,928
Real Estate Construction Porfolio Segment [Member]
Loans:
Individually evaluated for impairment	1,787	3,296
Collectively evaluated for impairment	20,350	27,000
Total loans	22,137	30,296
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans:
Individually evaluated for impairment	3,881	5,183
Collectively evaluated for impairment	228,597	204,913
Total loans	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans:
Individually evaluated for impairment	6,199	4,490
Collectively evaluated for impairment	225,502	186,195
Total loans	231,701	190,685
Consumer Portfolio Segment [Member]
Loans:
Individually evaluated for impairment	6	6
Collectively evaluated for impairment	4,852	4,573
Total loans	$ 4,858	$ 4,579